Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Comprehensive Income
Net realized loss included in net (loss) income, net of taxes	$ 24	$ 0
Unrealized holding losses on securities during the period, net of taxes	(697)	432
Change in funded status of defined benefit plan, net of taxes	5	69
Amortization of prior service included in net periodic pension expense, net of tax benefits	18	19
Amortization of net loss included in net periodic pension cost, net of taxes	$ 0	$ 10